Note 3 - Discontinued Operations And Exit Activities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Note 3 - Discontinued Operations And Exit Activities (Details) [Line Items]
Business Exit Costs	$ 3,343,000
Loss On Asset Write Off [Member]
Note 3 - Discontinued Operations And Exit Activities (Details) [Line Items]
Business Exit Costs	2,320,000
One Time Employee Termination Benefits [Member]
Note 3 - Discontinued Operations And Exit Activities (Details) [Line Items]
Business Exit Costs	1,023,000
Property and Equipment [Member]
Note 3 - Discontinued Operations And Exit Activities (Details) [Line Items]
Business Exit Costs	462,000
Intangible Assets [Member]
Note 3 - Discontinued Operations And Exit Activities (Details) [Line Items]
Business Exit Costs	1,198,000
Deferred Charges [Member]
Note 3 - Discontinued Operations And Exit Activities (Details) [Line Items]
Business Exit Costs	660,000
Accrued One Time Termination Benefits [Member]
Note 3 - Discontinued Operations And Exit Activities (Details) [Line Items]
Business Exit Costs	$ 1,023,000